Securitizations and Variable Interest Entities (Schedule of On-balance Sheet Variable Interest Entities) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
On-balance Sheet Variable Interest Entities [Line Items]
Finance receivables and loans, net	$ 111,600	$ 99,948
Loans and Leases Receivable, Allowance	(1,054)	(977)	$ (1,208)
Total finance receivables and loans, net	110,546	98,971
Investment in operating leases, net	16,271	19,510
Other Assets	6,321	7,105
Assets	158,581	151,631	$ 150,908
Long-term debt	66,234	66,380
Accrued expenses and other liabilities	1,545	1,735
Liabilities	145,142	136,232
Variable Interest Entity, Primary Beneficiary [Member]
On-balance Sheet Variable Interest Entities [Line Items]
Finance receivables and loans, net	27,929	30,081
Loans and Leases Receivable, Allowance	(196)	(179)
Total finance receivables and loans, net	27,733	29,902
Investment in operating leases, net	4,791	5,595
Other Assets	1,624	1,964
Assets	34,148	37,461
Long-term debt	20,267	24,297
Accrued expenses and other liabilities	22	173
Liabilities	20,289	24,470
Consumer Portfolio Segment [Member] | Variable Interest Entity, Primary Beneficiary [Member]
On-balance Sheet Variable Interest Entities [Line Items]
Finance receivables and loans, net	11,682	12,594
Commercial Portfolio Segment [Member] | Variable Interest Entity, Primary Beneficiary [Member]
On-balance Sheet Variable Interest Entities [Line Items]
Finance receivables and loans, net	$ 16,247	$ 17,487